Concentration and Risks (Accounts Receivables Proportion from Customers Accounted for Over Ten Percent of Total Accounts Receivables) (Details) (Credit Concentration Risk [Member], Accounts Receivable [Member])
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Yidatong [Member]
Concentration Risk [Line Items]
Percentage of accounts receivables due from major customers to total accounts receivables	14.00%	17.00%
D [Member]
Concentration Risk [Line Items]
Percentage of accounts receivables due from major customers to total accounts receivables	7.00%	13.00%
E [Member]
Concentration Risk [Line Items]
Percentage of accounts receivables due from major customers to total accounts receivables	6.00%	8.00%